UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-Q


QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY


Investment Company Act file number 811-9191

Name of Fund:  MuniHoldings Insured Fund II, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Robert C. Doll, Jr., President, MuniHoldings Insured Fund II, Inc., 800 Scudders
     Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 09/30/05

Date of reporting period: 10/01/04 - 12/31/04

Item 1 - Schedule of Investments


MuniHoldings Insured Fund II, Inc.

Schedule of Investments as of December 31, 2004                                                              (in Thousands)
                             Face
State                      Amount    Municipal Bonds                                                                  Value
Alaska - 1.5%            $  2,995    Alaska Energy Authority, Power Revenue Refunding Bonds (Bradley
                                     Lake), 4th Series, 6% due 7/01/2020 (c)                                    $     3,605
                            2,000    Anchorage, Alaska, Water Revenue Refunding Bonds, 6% due
                                     9/01/2024 (a)                                                                    2,265
                            1,700    Matanuska-Susitna Boro, Alaska, GO, Series A, 6% due
                                     3/01/2010 (d)(e)                                                                 1,955

Arkansas - 0.7%             3,205    University of Arkansas, University Revenue Bonds (Fayetteville Campus),
                                     5.50% due 12/01/2018 (b)                                                         3,597

California - 16.6%          7,490    California Pollution Control Financing Authority, PCR, Refunding
                                     (Pacific Gas & Electric), AMT, Series A, 5.35% due 12/01/2016 (d)                8,095
                                     California State Department of Water Resources, Power Supply Revenue
                                     Bonds, Series A:
                            6,865         5.375% due 5/01/2017 (j)                                                    7,612
                            5,400         5.25% due 5/01/2020                                                         5,801
                            5,040         5.375% due 5/01/2022                                                        5,427
                            4,675    California State, GO, Refunding, RIB, AMT, Series 777X, 8.42% due
                                     12/01/2021 (d)(f)                                                                4,933
                            2,100    California State, Various Purpose, GO, 5.50% due 4/01/2028                       2,260
                            2,800    Compton, California, Unified School District, GO (Election of 2002),
                                     Series B, 5.50% due 6/01/2025 (d)                                                3,106
                                     Golden State Tobacco Securitization Corporation of California, Tobacco
                                     Settlement Revenue Bonds, Series B:
                            3,000         5.50% due 6/01/2018                                                         3,135
                            2,000         5.75% due 6/01/2021                                                         2,128
                            5,980         5.75% due 6/01/2022                                                         6,342
                            2,700         5.375% due 6/01/2028 (b)                                                    2,845
                            1,010         5.60% due 6/01/2028                                                         1,059
                              515    Los Angeles, California, Department of Water and Power, Electric Plant
                                     Revenue Refunding Bonds, RIB, Series 370, 9.71% due 2/15/2024 (f)                  530
                            3,400    Los Angeles, California, Unified School District, GO (Election of 1997),
                                     Series F, 5% due 1/01/2028 (b)                                                   3,526
                           11,750    Los Angeles, California, Unified School District, GO, Series A, 5%
                                     due 1/01/2028 (d)                                                               12,186
                            4,240    Modesto, California, Schools Infrastructure Financing Agency, Special
                                     Tax Bonds, 5.50% due 9/01/2036 (a)                                               4,608
                            5,000    Port Oakland, California, Revenue Refunding Bonds, AMT, Series L,
                                     5.375% due 11/01/2027 (b)                                                        5,235


Portfolio
Abbreviations


To simplify the listings of MuniHoldings Insured Fund II, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT      Alternative Minimum Tax (subject to)
COP      Certificates of Participation
EDA      Economic Development Authority
GO       General Obligation Bonds
HDA      Housing Development Authority
HFA      Housing Finance Agency
IDR      Industrial Development Revenue Bonds
PCR      Pollution Control Revenue Bonds
RIB      Residual Interest Bonds
S/F      Single-Family


MuniHoldings Insured Fund II, Inc. (concluded)

Schedule of Investments as of December 31, 2004                                                              (in Thousands)
                             Face
State                      Amount    Municipal Bonds                                                                  Value
California (concluded)  $   1,500    Port Oakland, California, Trust Receipts, Revenue Bonds,
                                     AMT, Class R, Series K, 9.175% due 11/01/2021 (b)(f)                       $     1,762
                            2,250    Sacramento County, California, Sanitation District Financing
                                     Authority, Revenue Refunding Bonds, RIB, Series 366, 9.462% due
                                     12/01/2027 (f)                                                                   2,440
                            1,250    San Francisco, California, City and County Airport Commission,
                                     International Airport, Special Facilities Lease Revenue Bonds
                                     (SFO Fuel Company LLC), AMT, Series A, 6.10% due 1/01/2020 (c)                   1,372
                            3,000    University of California Revenue Bonds (Multiple Purpose Projects),
                                     Series Q, 5% due 9/01/2022 (c)                                                   3,164

Colorado - 3.4%                      Aurora, Colorado, COP (a):
                            3,055         5.75% due 12/01/2019                                                        3,440
                            3,230         5.75% due 12/01/2020                                                        3,630
                              460    Colorado HFA, Revenue Refunding Bonds (S/F Program), AMT, Senior
                                     Series A-2, 7.50% due 4/01/2031                                                    473
                            4,000    Colorado Health Facilities Authority, Hospital Revenue Refunding Bonds
                                     (Poudre Valley Health Care), Series A, 5.75% due 12/01/2023 (c)                  4,450
                            4,975    Larimer County, Colorado, Poudre School District Number R-1, GO, 6% due
                                     12/15/2010 (b)(e)                                                                5,789

Connecticut - 2.7%          8,500    Connecticut State, HFA, Revenue Bonds (Housing Mortgage Finance Program),
                                     AMT, Series D-2, 5.15% due 11/15/2022 (d)                                        8,766
                            5,000    Connecticut State Health and Educational Facilities Authority, Revenue
                                     Refunding Bonds (University of Hartford), Series E, 5.50% due 7/01/2022 (g)      5,441

Florida - 1.1%              5,500    Dade County, Florida, Water and Sewer System Revenue Bonds, 5.25% due
                                     10/01/2021 (b)                                                                   5,858

Idaho - 0.2%                  990    Idaho Housing and Finance Association, S/F Mortgage Revenue Bonds, AMT,
                                     Series E, 6% due 1/01/2032                                                         990

Illinois - 8.1%                      Chicago, Illinois, GO, Series A (b):
                            8,800         6% due 1/01/2021                                                            9,998
                            9,330         6% due 1/01/2022                                                           10,600
                            2,185    Chicago, Illinois, Neighborhoods Alive 21, GO, Series PG-A, 6% due
                                     1/01/2017 (b)                                                                    2,497
                            7,300    Chicago, Illinois, O'Hare International Airport Revenue Bonds, 3rd Lien,
                                     AMT, Series B-2, 6% due 1/01/2029 (j)                                            8,103
                            1,600    Kane Cook and Du Page Counties, Illinois, School District Number 46,
                                     Elgin, GO, 6.50% due 1/01/2016 (c)                                               1,866
                                     Lake Cook, Kane and McHenry Counties, Illinois, Community Unit School
                                     District N220, GO (b):
                            8,035         6% due 12/01/2010 (e)                                                       9,337
                              125         6% due 12/01/2020                                                             142

Indiana - 2.0%              9,280    Shelbyville, Indiana, Elementary School Building Corporation Revenue
                                     Bonds, First Mortgage, 5.75% due 1/15/2009 (c)(e)                               10,506

Kansas - 1.3%               3,510    Kansas State Development Finance Authority, Health Facilities Revenue
                                     Bonds (Sisters of Charity Leavenworth), Series J, 6.125% due 12/01/2020          3,916
                            2,805    Sedgwick and Shawnee Counties, Kansas, S/F Mortgage Revenue Bonds, AMT,
                                     Series A-2, 6.20% due 12/01/2033 (h)(i)                                          2,923

Louisiana - 1.4%            2,000    Louisiana Local Government, Environmental Facilities, Community Development
                                     Authority Revenue Bonds (Capital Projects and Equipment Acquisition),
                                     Series A, 6.30% due 7/01/2030 (a)                                                2,194
                            5,000    Louisiana Public Facilities Authority, Mortgage Revenue Refunding Bonds
                                     (Baton Rouge General Medical Center Project), 5.25% due 7/01/2033 (d)(l)         5,228

Maryland - 1.0%             5,000    Maryland State Economic Development Corporation, Lease Revenue Bonds
                                     (Maryland Aviation Administration Facilities), AMT, 5.375% due 6/01/2022 (c)     5,354

Massachusetts - 3.9%          110    Massachusetts State, GO, Refunding, Series D, 5.375% due 8/01/2012 (d)(e)          124
                            1,105    Massachusetts State Industrial Finance Agency, Higher Education Revenue
                                     Refunding Bonds (Hampshire College Project), 5.80% due 10/01/2007 (e)            1,220
                                     Massachusetts State Special Obligation Dedicated Tax Revenue Bonds (b):
                            2,655         5.25% due 1/01/2025                                                         2,866
                           12,345         5.25% due 1/01/2026                                                        13,270
                                     Massachusetts State Water Resource Authority, Revenue Refunding Bonds,
                                     Series A (b):
                            1,270         6% due 8/01/2016                                                            1,453
                            1,500         6% due 8/01/2017                                                            1,717

Michigan - 2.4%             2,000    Detroit, Michigan, City School District, GO, Series A, 5.50% due
                                     5/01/2021 (c)                                                                    2,237
                            1,000    Michigan State Hospital Finance Authority Revenue Refunding Bonds
                                     (Mercy Mount Clemens), Series A, 6% due 5/15/2014 (d)                            1,123
                                     Michigan State Strategic Fund, Limited Obligation Revenue Refunding Bonds
                                     (Detroit Edison Company Project), AMT (j):
                            2,000         Series A, 5.50% due 6/01/2030                                               2,114
                            5,000         Series C, 5.65% due 9/01/2029                                               5,295
                            1,500    Saint Clair County, Michigan, Economic Revenue Refunding Bonds (Detroit
                                     Edison Company), RIB, Series 282, 10.49% due 8/01/2024 (a)(f)                    1,917

Minnesota - 2.7%                     Prior Lake, Minnesota, Independent School District Number 719, GO (c):
                            2,555         5.50% due 2/01/2016                                                         2,816
                            1,830         5.50% due 2/01/2017                                                         2,013
                            3,570         5.50% due 2/01/2018                                                         3,928
                            2,840         5.50% due 2/01/2019                                                         3,124
                            2,185    Sauk Rapids, Minnesota, Independent School District Number 47, GO, Series A,
                                     5.625% due 2/01/2018 (d)                                                         2,449

Mississippi - 0.9%          3,725    Mississippi Business Finance Corporation, Mississippi, PCR, Refunding
                                     (System Energy Resources Inc. Project), 5.875% due 4/01/2022                     3,736
                            1,000    Walnut Grove, Mississippi, Correctional Authority, COP, 6% due
                                     11/01/2009 (a)(e)                                                                1,166

Nebraska - 1.1%                      Omaha, Nebraska, Convention Hotel Corporation, Convention Center Revenue
                                     Bonds, First Tier, Series A (a):
                            1,410         5.50% due 4/01/2020                                                         1,572
                            3,985         5.50% due 4/01/2022                                                         4,424

Nevada - 3.9%               1,750    Clark County, Nevada, IDR (Power Company Project), AMT, Series A, 6.70%
                                     due 6/01/2022 (b)                                                                1,795
                            7,000    Las Vegas, Nevada, New Convention and Visitors Authority Revenue Bonds,
                                     5.75% due 7/01/2016 (a)                                                          7,853
                              395    Nevada Housing Division, S/F Mortgage Revenue Bonds, AMT, Series A-2,
                                     6.30% due 4/01/2022 (d)                                                            397
                                     Truckee Meadows, Nevada, Water Authority, Water Revenue Bonds, Series A (c):
                            5,000         5.50% due 7/01/2018                                                         5,574
                            4,445         5.50% due 7/01/2019                                                         4,955

New Jersey - 5.2%                    New Jersey EDA, Cigarette Tax Revenue Bonds:
                            8,590         5.75% due 6/15/2029                                                         9,004
                            6,200         5.75% due 6/15/2034                                                         6,742
                           11,000    New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%
                                     due 7/01/2033 (d)                                                               11,720

New Mexico - 1.0%           5,000    Farmington, New Mexico, PCR, Refunding (Public Service Company of San Juan),
                                     Series C, 5.70% due 12/01/2016 (a)                                               5,397

New York - 9.7%            14,000    Nassau Health Care Corporation, New York, Health System Revenue Bonds,
                                     5.75% due 8/01/2009 (c)(e)                                                      16,147
                            5,000    New York City, New York, GO, Refunding, Series G, 5.75% due 2/01/2017 (c)        5,257
                            5,570    New York City, New York, Sales Tax Asset Receivable Corporation Revenue
                                     Bonds, Series A, 5.25% due 10/15/2027 (a)                                        5,989
                            4,345    New York State Dormitory Authority Revenue Bonds (School Districts
                                     Financing Program), Series D, 5.25% due 10/01/2023 (d)                           4,731
                                     New York State Dormitory Authority, Revenue Refunding Bonds:
                            1,280         (School Districts Bond Financing Program), Series A, 5% due 4/01/2016 (d)   1,402
                            5,000         (State University Educational Facilities), 5.75% due 5/15/2010 (b)(e)       5,770
                                     Tobacco Settlement Financing Corporation of New York Revenue Bonds,
                                     Series C-1:
                            7,850         5.50% due 6/01/2017                                                         8,594
                            3,000         5.50% due 6/01/2021                                                         3,285

North Carolina - 0.3%       1,445    North Carolina HFA, Home Ownership Revenue Bonds, AMT, Series 14-A,
                                     5.35% due 1/01/2022 (a)                                                          1,507

Ohio - 0.6%                 1,745    Aurora, Ohio, City School District, COP, 6.10% due 12/01/2019 (d)                2,000
                            1,000    Kent State University, Ohio, University Revenue Bonds, 6% due 5/01/2024 (a)      1,136

Oklahoma - 0.7%             3,385    Claremore, Oklahoma, Public Works Authority, Capital Improvement Revenue
                                     Refunding Bonds, Series A, 5.25% due 6/01/2027 (c)                               3,650

Pennsylvania - 2.8%                  Lycoming County, Pennsylvania, College Authority Revenue Bonds (Pennsylvania
                                     College of Technology) (d):
                            2,255         5.25% due 7/01/2007 (e)                                                     2,438
                            3,345         5.25% due 7/01/2018                                                         3,581
                            6,435    Pennsylvania State Higher Educational Facilities Authority, State System
                                     of Higher Education Revenue Bonds, Series O, 5.125% due 6/15/2024 (a)            6,724
                            2,090    Washington County, Pennsylvania, Capital Funding Authority Revenue Bonds
                                     (Capital Projects and Equipment Program), 6.15% due 12/01/2029 (a)               2,163

Rhode Island - 2.2%         5,555    Providence, Rhode Island, Redevelopment Agency, Revenue Refunding Bonds
                                     (Public Safety and Municipal Buildings), Series A, 5.75% due 4/01/2019 (a)       6,241

                            4,685    Rhode Island State Health and Educational Building Corporation Revenue
                                     Bonds (Rhode Island School of Design), Series D, 5.50% due 8/15/2031 (j)         5,055

South Carolina - 0.5%       2,695    South Carolina Housing Finance and Development Authority, Mortgage
                                     Revenue Refunding Bonds, AMT, Series A-2, 6.35% due 7/01/2019 (c)                2,796

Tennessee - 1.3%            3,500    Metropolitan Government of Nashville and Davidson County, Tennessee,
                                     Health and Education Facilities Board, Revenue Refunding Bonds (Ascension
                                     Health Credit), Series A, 5.875% due 11/15/2009 (a)(e)                           4,020
                            1,080    Tennessee HDA, Revenue Bonds (Homeownership Program), AMT, Series 2B,
                                     6% due 7/01/2011                                                                 1,127
                            1,515    Tennessee HDA, Revenue Refunding Bonds (Homeownership Program), AMT,
                                     Series 1, 6.05% due 7/01/2014 (d)                                                1,561

Texas - 9.1%                4,000    Austin, Texas, Convention Center Revenue Bonds (Convention Enterprises Inc.),
                                     Trust Certificates, Second Tier, Series B, 6% due 1/01/2023 (f)                  4,240
                           16,000    Dallas-Fort Worth, Texas, International Airport Revenue Bonds, AMT,
                                     Series A, 5.50% due 11/01/2033 (d)                                              16,904
                                     Dallas-Fort Worth, Texas, International Airport Revenue Refunding and
                                     Improvement Bonds, AMT, Series A (b):
                            1,835         5.875% due 11/01/2017                                                       2,051
                            2,150         5.875% due 11/01/2018                                                       2,402
                            2,390         5.875% due 11/01/2019                                                       2,671
                                     El Paso, Texas, Water and Sewer Revenue Refunding and Improvement Bonds,
                                     Series A (c):
                            2,650         6% due 3/01/2015                                                            3,052
                            3,875         6% due 3/01/2016                                                            4,460
                            4,115         6% due 3/01/2017                                                            4,725
                            4,954    Houston, Texas, Community College System, Participation Interests,
                                     COP (Alief Center Project), 5.75% due 8/15/2022 (d)                              5,466
                            1,850    Midland, Texas, Certificates of Obligation, GO, 6.10% due 3/01/2027 (b)          2,084

Utah - 1.5%                 2,400    Salt Lake City, Utah, Municipal Building Authority, Lease Revenue Refunding
                                     Bonds (Municipal Improvements and Refunding Project), Series A, 5.40% due
                                     10/15/2019 (a)                                                                   2,653
                            5,000    Weber County, Utah, Municipal Building Authority, Lease Revenue Refunding
                                     Bonds, 5.75% due 12/15/2019 (d)                                                  5,491

Virginia - 0.9%             4,385    Virginia State, HDA, Commonwealth Mortgage Revenue Bonds, Series J,
                                     Sub-Series J-1, 5.20% due 7/01/2019 (d)                                          4,478

Washington - 4.2%           6,885    Bellevue, Washington, GO, Refunding, 5.50% due 12/01/2039 (d)                    7,452
                            3,840    Chelan County, Washington, Public Utility District Number 001, Consolidated
                                     Revenue Bonds (Chelan Hydro System), AMT, Series A, 5.45% due 7/01/2037 (a)      4,000
                            3,445    Lewis County, Washington, GO, Refunding, 5.75% due 12/01/2024 (a)                3,843
                            2,500    Seattle, Washington, Municipal Light and Power Revenue Bonds, 6% due
                                     10/01/2009 (d)(e)                                                                2,886
                            3,500    Seattle, Washington, Water System Revenue Bonds, Series B, 6% due
                                     7/01/2029 (b)                                                                    3,913

West Virginia - 1.2%        6,210    West Virginia State Housing Development Fund, Housing Finance Revenue
                                     Refunding Bonds, Series D, 5.20% due 11/01/2021 (d)                              6,509

Wisconsin - 0.1%              750    Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                                     (Blood Center of Southeastern Wisconsin Project), 5.75% due 6/01/2034              784

Puerto Rico - 1.0%          5,085    Puerto Rico Commonwealth, Public Improvement, GO, 5.125% due 7/01/2030 (c)       5,319

                                     Total Municipal Bonds (Cost - $479,263) - 97.2%                                513,047


                           Shares
                             Held    Short-Term Investments
                            5,589    Merrill Lynch Institutional Tax-Exempt Fund (k)                                  5,589

                                     Total Short-Term Investments (Cost - $5,589) - 1.1%                              5,589

                                     Total Investments (Cost - $484,852*) - 98.3%                                   518,636
                                     Other Assets Less Liabilities - 40.5%                                          213,375
                                     Preferred Stock, at Redemption Value - (38.8%)                               (204,511)
                                                                                                                -----------
                                     Net Assets Applicable to Common Stock - 100.0%                             $   527,500
                                                                                                                ===========

  * The cost and unrealized appreciation/depreciation of investments as of December 31, 2004, as computed for federal income tax purposes, were as follows:

                                                     (in Thousands)

    Aggregate cost                                  $       484,958
                                                    ===============
    Gross unrealized appreciation                   $        34,007
    Gross unrealized depreciation                             (329)
                                                    ---------------
    Net unrealized appreciation                     $        33,678
                                                    ===============

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) MBIA Insured.

(e) Prerefunded.

(f) Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect.
    This rate changes periodically based upon prevailing market rates.

(g) Radian Insured.

(h) FNMA Collateralized.

(i) GNMA Collateralized.

(j) XL Capital Insured.

(k) Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940)
    were as follows:

                                                             (in Thousands)

                                                                   Dividend
    Affiliate                                     Net Activity      Income

    Merrill Lynch Institutional Tax-Exempt Fund     (10,600)        $   25


(l) FHA Insured.

    Forward interest rate swaps outstanding as of December 31, 2004 were as follows:

                                                              (in Thousands)

                                                    Notional     Unrealized
    Affiliate                                        Amount     Depreciation

    Receive a variable rate equal to a 7-day Bond
    Market Association Municipal Swap Index
    Rate and pay a fixed rate of 4.099%

    Broker, JPMorgan Chase Bank
    Expires January 2025                            $  25,000     $    (153)

    Receive a variable rate equal to a 7-day Bond
    Market Association Municipal Swap Index
    Rate and pay a fixed rate of 3.68%

    Broker, Morgan Stanley Capital Services Inc.
    Expires March 2015                              $  25,000          (127)
                                                                  ----------
    Total                                                         $    (280)
                                                                  ==========


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits


Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


MuniHoldings Insured Fund II, Inc.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.,
       President
       MuniHoldings Insured Fund II, Inc.


Date: February 24, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       Robert C. Doll, Jr.
       President
       MuniHoldings Insured Fund II, Inc.


Date: February 24, 2005


By:    /s/ Donald C. Burke
       Donald C. Burke
       Chief Financial Officer
       MuniHoldings Insured Fund II, Inc.


Date: February 24, 2005